Share-based Compensation (Significant Modification, Narrative) (Details) (USD $)	12 Months Ended	0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended
	Dec. 31, 2011 2007 Share Plan [Member] Share Options [Member]	Feb. 28, 2011 2007 Share Plan [Member] Non-employee consultants [Member] Share Options [Member] nonemployee_consultants	Nov. 08, 2010 2007 Share Plan [Member] Non-employee consultants [Member] Share Options [Member] nonemployee_consultants	Dec. 31, 2010 2007 Share Plan [Member] Non-employee consultants [Member] Share Options [Member]	Feb. 28, 2011 2007 Share Plan [Member] Employees [Member] Share Options [Member] employees	Dec. 31, 2013 2011 Share Plan [Member]	Oct. 28, 2013 2011 Share Plan [Member] Non-employee consultants [Member] Share Options [Member]	Oct. 28, 2013 2011 Share Plan [Member] Non-employee consultants [Member] Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of employees affected by modification		70	69		51
Additional share-based compensation expense recognized	$ 285,000			$ 2,452,000
Number of share-based awards remeasured							1,451,680	4,850,635
Incremental compensation expense due to plan modification						$ 0